Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Tax Free Income Trust
Entity Central Index Key	0000771951
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Tax-Free High Yield Fund
Class Name	Class A
Trading Symbol	PTHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Tax-Free High Yield Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.91%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Tax-Free High Yield Fund returned -2.13%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 0.00%† for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight municipal bonds with no external ratings
↑	Security selection in BBB rated bonds
↑	Underweight exposure to AA rated bonds

Top detractors from performance:
↓	Overweight bonds with 30 years to maturity
↓	Overweight exposure to bonds rated below investment-grade
↓	Underweight exposure to AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	-2.13	1.08	2.82
Class A (with sales charge)	-6.04	0.25	2.41
Bloomberg Municipal Bond Index	0.00†	0.13	2.11
[1]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 625,834,564
Holdings Count | $ / shares	475	[2]
Advisory Fees Paid, Amount	$ 3,120,812
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$625,834,564
Total Number of Portfolio Holdings*	475
Total Management Fee Paid	$3,120,812
Portfolio Turnover Rate	23%
[2]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are Benjamin Barber, James Conn, Garrett Hamilton, Francisco Rivera and Daniel Workman.
Effective July 21, 2025, any front-end sales charges applicable to purchases of Fund shares and any CDSC applicable to redemptions of Fund shares will be waived.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
At a meeting held on May 16, 2025, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam  ETF Trust, to be named “Franklin Municipal High Yield ETF” (the “ETF”).
Pursuant to an Agreement and Plan of Reorganization approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. The reorganization for the Fund is currently expected to occur on or about October 24, 2025. On the applicable date, the shareholders of the Fund will become shareholders of the ETF, and will no longer be shareholders of the Fund.
Effective August 22, 2025, the Fund will not accept purchase orders from new investors for any class other than Class R6 shares. Effective September 4, 2025, the Fund will not accept purchase orders from new investors for Class R6 shares. Effective October 16, 2025, the Fund will not accept purchase orders for any class from any investor.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Tax-Free High Yield Fund
Class Name	Class C
Trading Symbol	PTCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Tax-Free High Yield Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.66%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Tax-Free High Yield Fund returned -2.93%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 0.00%† for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight municipal bonds with no external ratings
↑	Security selection in BBB rated bonds
↑	Underweight exposure to AA rated bonds

Top detractors from performance:
↓	Overweight bonds with 30 years to maturity
↓	Overweight exposure to bonds rated below investment-grade
↓	Underweight exposure to AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	-2.93	0.32	2.20
Class C (with sales charge)	-3.87	0.32	2.20
Bloomberg Municipal Bond Index	0.00†	0.13	2.11
[4]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 625,834,564
Holdings Count | $ / shares	475	[5]
Advisory Fees Paid, Amount	$ 3,120,812
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$625,834,564
Total Number of Portfolio Holdings*	475
Total Management Fee Paid	$3,120,812
Portfolio Turnover Rate	23%
[5]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are Benjamin Barber, James Conn, Garrett Hamilton, Francisco Rivera and Daniel Workman.
Effective July 21, 2025, any front-end sales charges applicable to purchases of Fund shares and any CDSC applicable to redemptions of Fund shares will be waived.
At a meeting held on May 16, 2025, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam  ETF Trust, to be named “Franklin Municipal High Yield ETF” (the “ETF”).
Pursuant to an Agreement and Plan of Reorganization approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. The reorganization for the Fund is currently expected to occur on or about October 24, 2025. On the applicable date, the shareholders of the Fund will become shareholders of the ETF, and will no longer be shareholders of the Fund.
Effective August 22, 2025, the Fund will not accept purchase orders from new investors for any class other than Class R6 shares. Effective September 4, 2025, the Fund will not accept purchase orders from new investors for Class R6 shares. Effective October 16, 2025, the Fund will not accept purchase orders for any class from any investor.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Tax-Free High Yield Fund
Class Name	Class R6
Trading Symbol	PTFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Tax-Free High Yield Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$63	0.64%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Tax-Free High Yield Fund returned -1.92%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 0.00%† for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight municipal bonds with no external ratings
↑	Security selection in BBB rated bonds
↑	Underweight exposure to AA rated bonds

Top detractors from performance:
↓	Overweight bonds with 30 years to maturity
↓	Overweight exposure to bonds rated below investment-grade
↓	Underweight exposure to AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	-1.92	1.34	3.08
Bloomberg Municipal Bond Index	0.00†	0.13	2.11
[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 625,834,564
Holdings Count | $ / shares	475	[8]
Advisory Fees Paid, Amount	$ 3,120,812
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$625,834,564
Total Number of Portfolio Holdings*	475
Total Management Fee Paid	$3,120,812
Portfolio Turnover Rate	23%
[8]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[9]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are Benjamin Barber, James Conn, Garrett Hamilton, Francisco Rivera and Daniel Workman.
Effective July 21, 2025, any front-end sales charges applicable to purchases of Fund shares and any CDSC applicable to redemptions of Fund shares will be waived.
At a meeting held on May 16, 2025, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam  ETF Trust, to be named “Franklin Municipal High Yield ETF” (the “ETF”).
Pursuant to an Agreement and Plan of Reorganization approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. The reorganization for the Fund is currently expected to occur on or about October 24, 2025. On the applicable date, the shareholders of the Fund will become shareholders of the ETF, and will no longer be shareholders of the Fund.
Effective August 22, 2025, the Fund will not accept purchase orders from new investors for any class other than Class R6 shares. Effective September 4, 2025, the Fund will not accept purchase orders from new investors for Class R6 shares. Effective October 16, 2025, the Fund will not accept purchase orders for any class from any investor.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Tax-Free High Yield Fund
Class Name	Class Y
Trading Symbol	PTFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Tax-Free High Yield Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$65	0.66%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Tax-Free High Yield Fund returned -1.86%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 0.00%† for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight municipal bonds with no external ratings
↑	Security selection in BBB rated bonds
↑	Underweight exposure to AA rated bonds

Top detractors from performance:
↓	Overweight bonds with 30 years to maturity
↓	Overweight exposure to bonds rated below investment-grade
↓	Underweight exposure to AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	-1.86	1.32	3.07
Bloomberg Municipal Bond Index	0.00†	0.13	2.11
[10]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 625,834,564
Holdings Count | $ / shares	475	[11]
Advisory Fees Paid, Amount	$ 3,120,812
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$625,834,564
Total Number of Portfolio Holdings*	475
Total Management Fee Paid	$3,120,812
Portfolio Turnover Rate	23%
[11]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are Benjamin Barber, James Conn, Garrett Hamilton, Francisco Rivera and Daniel Workman.
Effective July 21, 2025, any front-end sales charges applicable to purchases of Fund shares and any CDSC applicable to redemptions of Fund shares will be waived.
At a meeting held on May 16, 2025, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam  ETF Trust, to be named “Franklin Municipal High Yield ETF” (the “ETF”).
Pursuant to an Agreement and Plan of Reorganization approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. The reorganization for the Fund is currently expected to occur on or about October 24, 2025. On the applicable date, the shareholders of the Fund will become shareholders of the ETF, and will no longer be shareholders of the Fund.
Effective August 22, 2025, the Fund will not accept purchase orders from new investors for any class other than Class R6 shares. Effective September 4, 2025, the Fund will not accept purchase orders from new investors for Class R6 shares. Effective October 16, 2025, the Fund will not accept purchase orders for any class from any investor.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Amount represents less than -0.005%.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
†	Amount represents less than -0.005%.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
†	Amount represents less than -0.005%.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
†	Amount represents less than -0.005%.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
*	Does not include derivatives, except purchased options, if any.